Related Party Transactions (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of related party [Abstract]
Short-term employee compensation and benefits	$ 4,308	$ 3,919	$ 3,515
Termination benefits	0	0	495
Share-based compensation expense	1,615	2,703	1,758
Compensation of key management personnel	$ 5,923	$ 6,622	$ 5,768